RESTRUCTURING (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2019 employee	Nov. 30, 2018 employee	Mar. 31, 2018 USD ($) employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Restructuring Reserve [Roll Forward]
Balance, beginning of period			$ 540	$ 2,486	$ 540
Reclassification from long-term obligations				1,617	0
Expensed in period				28,160	7,115	$ 1,076
Disbursements				(23,424)	(5,081)
Foreign exchange				(184)	(88)
Balance, end of period				8,655	2,486	$ 540
Accounts Payable and Accrued Liabilities [Member]
Restructuring Reserve [Roll Forward]
Balance, beginning of period				2,486
Balance, end of period				8,655	2,486
April 2019 Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee	128
Severance Costs				18,600
Transitional costs				7,900
Restructuring Reserve [Roll Forward]
Balance, beginning of period				0
Balance, end of period				8,655	0
April 2019 Initiative [Member] | France [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee	97
April 2019 Initiative [Member] | Accounts Payable and Accrued Liabilities [Member]
Restructuring Reserve [Roll Forward]
Balance, end of period				8,700
November 2018 Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee		76
Severance Costs				1,500	2,300
Restructuring costs				3,800
Restructuring Reserve [Roll Forward]
Balance, beginning of period				1,644
Balance, end of period				0	1,644
March 2018 Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee			61
Severance Costs				100	4,800
Restructuring costs			$ 5,000
Restructuring Reserve [Roll Forward]
Balance, beginning of period				842
Balance, end of period				$ 0	$ 842